SHAREHOLDER'S CAPITAL (Details) $ / shares in Units, $ in Millions, $ in Millions				2 Months Ended	12 Months Ended
	Oct. 01, 2020 USD ($) $ / shares shares	Mar. 05, 2020 CAD ($)	Mar. 05, 2020 USD ($) $ / shares shares	Mar. 05, 2020 CAD ($)	Dec. 31, 2020 CAD ($) Vote	Dec. 31, 2020 $ / shares shares	Feb. 01, 2020 $ / shares shares	Jan. 01, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding						354,934,813			180,794,203
Share issuance costs | $					$ 60.7
IPO, stock price (in dollars per share) | $ / shares			$ 19.00
Patrick Dovigi
Disclosure of classes of share capital [line items]
Minimum percentage of entity share capital held						2.00%
Preferred shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $	$ 600.0
Shares issued, price per share (in dollars per share) | $ / shares	$ 21.00
Number of shares issued (in shares)	28,571,428
Number of shares outstanding						28,571,428			0
Subordinated voting shares
Disclosure of classes of share capital [line items]
Votes per share | Vote					1
Shares issued, price per share (in dollars per share) | $ / shares						$ 25.20
Number of shares outstanding	24,226,190					314,300,421			0
Percent of issued and outstanding shares	7.20%
Percent of outstanding voting rights of shares	5.30%
Preferred shares, liquidation preference rate	7.00%
Accretion rate for optional redemption amount for a particular quarter in cash	6.00%
Shares exchanged, exchange ratio			20.363259
Number of shares issued as partial consideration for an acquisition (in shares)							1,035,787	2,056,331
Subordinated voting shares | IPO
Disclosure of classes of share capital [line items]
Proceeds from issuing shares		$ 1,871.8	$ 1,393.9
Number of shares issued (in shares)			73,361,842
Share issuance costs		45.5	$ 33.9
Subordinated voting shares | IPO at $19
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			704,800
Subordinated voting shares | Ven Poole
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							73,947
IPO, stock price (in dollars per share) | $ / shares							$ 19.00
Subordinated voting shares | Shareholders
Disclosure of classes of share capital [line items]
Return of Capital | $				$ 0.8
Proceeds from issuing shares | $				$ 348.9
Number of shares issued (in shares)			17,694,685
Subordinated voting shares | Certain Existing Shareholders [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $		$ 1,064.6
Number of shares issued (in shares)			47,496,202
Class F
Disclosure of classes of share capital [line items]
Shares exchanged, exchange ratio			26.343032
Multiple voting shares
Disclosure of classes of share capital [line items]
Votes per share | Vote					10
Number of shares outstanding						12,062,964			0